Inventories - Schedule of Inventories (Details) - USD ($)	Sep. 30, 2025	Mar. 31, 2025
Schedule of Inventories [Abstract]
Raw materials	$ 297,544	$ 435,799
Finished goods	511,307	448,668
Impairment provision for inventories	(57,505)	(56,414)
Total inventories, net	$ 751,346	$ 828,053